Fresh Start Accounting - Reorganization Adjustments, Long-Term Debt (Details) - USD ($) $ in Millions	Jul. 02, 2018	Jul. 01, 2018
Total reinstated senior secured credit facilities
Fresh-Start Adjustment [Line Items]
Net increase in long-term debt		$ 5,426
Reinstated Senior undersecured or impaired external debt
Fresh-Start Adjustment [Line Items]
Net increase in long-term debt		5,266
Recognition of adequate protection payments
Fresh-Start Adjustment [Line Items]
Net increase in long-term debt		186
Lender consent fee
Fresh-Start Adjustment [Line Items]
Net increase in long-term debt		(26)
Issuance of senior secured notes
Fresh-Start Adjustment [Line Items]
Net increase in long-term debt		880
Capitalized pre-issuance interest for senior secured notes for 8% paid-in kind
Fresh-Start Adjustment [Line Items]
Net increase in long-term debt		10
Debt issuance cost in related to the issuance of the senior secured notes
Fresh-Start Adjustment [Line Items]
Net increase in long-term debt		(9)
Discount on senior secured notes for the pre-issuance interest paid upon emergence (4% cash interest of $5 million and 8% paid-in kind interest of $10 million)
Fresh-Start Adjustment [Line Items]
Net increase in long-term debt		(15)
Reorganization Adjustments
Fresh-Start Adjustment [Line Items]
Net increase in long-term debt		$ 6,292
Secured Debt | Senior secured notes
Fresh-Start Adjustment [Line Items]
Stated interest rate, cash portion (as a percent)	4.00%	4.00%
$5 million applicable to 4% cash interest		$ 5
Stated interest rate, paid-in-kind portion (as a percent)	8.00%	8.00%
$10 million applicable to 8% paid-in-kind interest		$ 10